Investments (Other Invested Assets - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Carrying value of Tax Credits	$ 1,700	$ 1,600
Losses From Tax Credits	$ 167	$ 163	$ 153